CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	Sep. 30, 2022	Aug. 25, 2022	Jul. 30, 2022	Dec. 31, 2021
Capital Management [Abstract]
Cash and cash equivalents and shareholders’ equity amount	$ 18.6			$ 67.6
Common shares, warrants securities		$ 90.0	$ 125.0